CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Unaudited Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Revenues	$ 8,707,042	$ 5,997,703	$ 26,206,876	$ 16,380,734	$ 22,652,885	$ 19,972,239
Selling, general and administrative expenses	5,691,338	4,330,687	18,270,674	10,362,504	15,145,429	12,320,295
Income/(Loss) from operations	(2,816,725)	(2,533,335)	(9,409,451)	(5,397,368)	(11,602,349)	(7,464,871)
Interest expense	(153,654)	(676,192)	(749,289)	(1,829,309)	(2,714,048)	(1,431,354)
Loss on extinguishment of debt					(1,645,443)	(370,320)
Gain on extinguishment of debt		2,257,814		2,257,814	2,257,638	0
Gain on forward purchase agreement modification					1,453,891	0
Change in fair value of forward purchase agreement	17,821	(30,919)	(526,388)	(30,919)	(187,428)	0
Other expense, net	1,823,683	(7,330,806)	(1,967,038)	(9,287,432)	(10,905,859)	(1,733,983)
Net Loss	(993,042)	(9,864,141)	(11,376,489)	(14,684,800)	(22,508,208)	(9,198,854)
Net income (loss)	(1,145,571)	(9,924,289)	(11,708,045)	(14,736,503)	(22,565,748)	(9,149,666)
Comprehensive loss	(1,241,415)	(9,904,810)	(11,836,968)	(14,706,634)	(22,514,365)	(9,052,053)
Comprehensive loss attributable to shareholders	$ (1,393,944)	$ (9,964,958)	$ (12,168,524)	$ (14,758,337)	$ (22,571,905)	$ (9,002,865)
Basic net loss per share, Common Stock ( in dollars per share)	$ (0.02)	$ (0.47)	$ (0.22)	$ (0.92)	$ (1.18)	$ (0.69)
Diluted net loss per share, Common Stock ( in dollars per share)	$ (0.02)	$ (0.47)	$ (0.22)	$ (0.92)	$ (1.18)	$ (0.69)
Weighted average shares outstanding of Common Stock, basic (in shares)	75,526,418	21,152,671	54,752,325	15,973,225	19,071,591	13,338,250
Weighted average shares outstanding of Common Stock, diluted ( in shares)	75,526,418	21,152,671	54,752,325	15,973,225	19,071,591	13,338,250
Previously reported
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Revenues		$ 6,074,000		$ 17,299,000
Selling, general and administrative expenses		4,900,000		11,773,000
Income/(Loss) from operations		(3,026,000)		(5,890,000)
Interest expense		(667,000)		(1,820,000)
Loss on extinguishment of debt				(592,000)
Change in fair value of forward purchase agreement		(8,575,000)		(8,575,000)
Gain on forward purchase agreement modification		1,443,000		1,443,000
Other expense, net		(9,152,000)		(11,108,000)
Loss before income taxes		(12,178,000)		(16,998,000)
Net Loss		(12,178,000)		(16,998,000)
Net income (loss)		(12,238,000)		(17,050,000)
Comprehensive loss		(12,159,000)		(16,969,000)
Comprehensive loss attributable to shareholders		$ (12,219,000)		$ (17,021,000)
Basic net loss per share, Common Stock ( in dollars per share)		$ (0.61)		$ (1.09)
Diluted net loss per share, Common Stock ( in dollars per share)		$ (0.61)		$ (1.09)
Weighted average shares outstanding of Common Stock, basic (in shares)		20,171,922		15,643,799
Weighted average shares outstanding of Common Stock, diluted ( in shares)		20,171,922		15,643,799
Adjustment
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Revenues		$ (77,000)		$ (918,000)
Selling, general and administrative expenses		(570,000)		(1,411,000)
Income/(Loss) from operations		(493,000)		493,000
Interest expense		(10,000)		(10,000)
Loss on extinguishment of debt		(952,000)		(952,000)
Gain on extinguishment of debt		2,258,000		2,258,000
Change in fair value of forward purchase agreement		452,000		452,000
Gain on forward purchase agreement modification		104,000		104,000
Change in fair value of forward purchase agreement		(31,000)		(31,000)
Other expense, net		1,821,000		1,821,000
Loss before income taxes		2,314,000		2,314,000
Net Loss		2,314,000		2,314,000
Net income (loss)		2,314,000		2,314,000
Comprehensive loss		2,314,000		2,314,000
Comprehensive loss attributable to shareholders		$ 2,314,000		$ 2,314,000
Basic net loss per share, Common Stock ( in dollars per share)		$ 0.14		$ 0.17
Diluted net loss per share, Common Stock ( in dollars per share)		$ 0.14		$ 0.17
As Restated
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Revenues		$ 5,997,000		$ 16,381,000
Selling, general and administrative expenses		4,330,000		10,362,000
Income/(Loss) from operations		(2,533,000)		(5,397,000)
Interest expense		(677,000)		(1,830,000)
Loss on extinguishment of debt		(952,000)		(1,544,000)
Gain on extinguishment of debt		2,258,000		2,258,000
Change in fair value of forward purchase agreement		(8,123,000)		(8,123,000)
Gain on forward purchase agreement modification		1,547,000		1,547,000
Change in fair value of forward purchase agreement		(31,000)		(31,000)
Other expense, net		(7,331,000)		(9,287,000)
Loss before income taxes		(9,864,000)		(14,684,000)
Net Loss		(9,864,000)		(14,684,000)
Net income (loss)		(9,924,000)		(14,736,000)
Comprehensive loss		(9,845,000)		(14,655,000)
Comprehensive loss attributable to shareholders		$ (9,905,000)		$ (14,707,000)
Basic net loss per share, Common Stock ( in dollars per share)		$ (0.47)		$ (0.92)
Diluted net loss per share, Common Stock ( in dollars per share)		$ (0.47)		$ (0.92)
Weighted average shares outstanding of Common Stock, basic (in shares)		21,152,671		15,973,225
Weighted average shares outstanding of Common Stock, diluted ( in shares)		21,152,671		15,973,225